Segment Reporting - Revenue and Income from Vessel Operations by Segment (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	May 31, 2017	Aug. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 500,781	$ 547,639	$ 1,558,209	$ 1,776,366
Income (Loss) from Vessel Operations	(189,846)	89,765	(59,955)	301,068
Eliminations and other
Segment Reporting Information [Line Items]
Revenues	(22,545)	(26,703)	(71,266)	(82,785)
Teekay Offshore | Operating Segments
Segment Reporting Information [Line Items]
Revenues	255,781	286,298	796,711	877,470
Income (Loss) from Vessel Operations	40,384	61,739	147,060	174,309
Teekay LNG | Operating Segments
Segment Reporting Information [Line Items]
Revenues	104,285	100,658	306,369	295,670
Income (Loss) from Vessel Operations	10,322	50,634	86,271	115,171
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	92,700	87,260	271,078	250,342
Income (Loss) from Vessel Operations	44,902	48,009	128,281	130,682
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	11,585	13,398	35,291	45,328
Income (Loss) from Vessel Operations	(34,580)	2,625	(42,010)	(15,511)
Teekay Tankers
Segment Reporting Information [Line Items]
Ownership percentage					50.00%
Initial ownership percentage						50.00%
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	91,238	109,554	330,512	427,349
Income (Loss) from Vessel Operations	(13,734)	(3,207)	(1,406)	86,565
Teekay Parent
Segment Reporting Information [Line Items]
Revenues	72,022	77,832	195,883	258,662
Income (Loss) from Vessel Operations	(226,818)	(19,401)	(291,880)	(74,977)
Teekay Parent | Other
Segment Reporting Information [Line Items]
Revenues	19,727	17,258	47,149	60,698
Income (Loss) from Vessel Operations	216	(5,922)	(20,370)	(22,174)
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Revenues	51,254	53,592	143,769	167,398
Income (Loss) from Vessel Operations	(223,957)	(13,116)	(262,986)	(39,159)
Teekay Parent | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	1,041	6,982	4,965	30,566
Income (Loss) from Vessel Operations	$ (3,077)	$ (363)	$ (8,524)	$ (13,644)